Equity Based Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Option activity under the plan for the year	Option activity under the plan for the year to date period ending June 30, 2021 is as follows:

	Number of Shares	Weighted- Average Exercise Price (Per Share)	Weighted- Average Remaining Contractual Life (in years)

Outstanding at December 31, 2020	19,420,305	$1.72	8.71
Exercised	(857,343)	0.49
Forfeited	(163,894)	1.91

Outstanding at June 30, 2021	18,399,068	$1.78	8.33

Options exercisable at June 30, 2021	5,648,643	$1.31	7.07

Option activity under the plan for the year ended December 31, 2020 is as follows:

	Number of Shares	Weighted-Average Exercise Price (Per Share)	Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	13,162,473	$1.16	7.51
Granted	9,890,563	2.06
Exercised	(2,231,540)	0.42
Forfeited	(1,401,191)	1.08

Outstanding at December 31, 2020	19,420,305	$1.72	8.71

Options exercisable at December 31, 2019	4,561,561	0.37	4.14
Options exercisable at December 31, 2020	4,700,993	$0.98	6.84

Summary of Additional information regarding the exercise of stock options
Additional information regarding the exercise of stock options is as follows:

	Six Months Ended June 30,
(in thousands, except weighted average)	2021	2020
Weighted-average grant date fair value of options granted	$—	$1.01
Intrinsic value of options exercised	6,450	2,017

Additional information regarding the exercise of stock options is as follows:

(in thousands, except weighted average)	2020	2019
Weighted-average grant date fair value of options granted	$1.28	$0.92
Intrinsic value of options exercised	4,455	3,909

Summary of calculated via the Black-Scholes option pricing model

Six Months Ended June 30, 2020
Expected option term (in years)	6.06
Expected volatility%	52.2%
Risk-free interest rate%	1.50%
Expected dividend yield%	0%
Fair value of common stock (per share)	$1.01

	Year Ended December 31,
	2020	2019
Expected option term (in years)	5.86	6.07
Expected volatility	53.1%	52.6%
Risk-free interest rate	0.56%	1.89%
Expected dividend yield	—%	—%
Fair value of common stock (per share)	$2.36	$1.81

Summary of consolidated statements of operations and comprehensive loss
During the three and six months ended June 30, 2021 and 2020, the Company recognized the following stock-based compensation expense in the following captions within the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Cost of revenue	$62	$124	$89	$258
Research and development	394	171	725	225
Sales and marketing	237	135	320	227
General and administrative	1,084	73	1,837	297

Total stock-based compensation expense	$1,777	$503	$2,971	$1,007

The Company recorded compensation expense for the stock options of $2.6 million and $0.9 million for the years ended December 31, 2020 and 2019, respectively, which was recognized in the following captions within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(in thousands)	2020	2019
Cost of revenue	$589	$186
Research and development	693	307
Sales and marketing	578	262
General and administrative	709	103

Total stock-based compensation expense	$2,569	$858

Summary of restricted stock units activity	The following table summarizes the restricted stock unit activity for the year-to-date
period ending June 30, 2021:

	Number of Shares	Weighted- Average Grant Date Fair Value (Per Share)
Outstanding at December 31, 2020	—	$—
Granted	1,494,250	8.17
Vested	—	—
Forfeited	(4,000)	8.01

Unvested at June 30, 2021	1,490,250	$8.17

Summary of stock based compensation based on the awards granted

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Stock Options	$1,188	$503	$2,382	$1,007
Restricted Stock Units	589	—	589	—

Total stock-based compensation expense	$1,777	$503	$2,971	$1,007